UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-1899

Dreyfus Research Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	2/28
Date of reporting period:	11/30/2010

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Research Growth Fund Inc.
November 30, 2010 (Unaudited)

Common Stocks--97.7%	Shares	Value ($)
Consumer Discretionary--17.5%
Abercrombie & Fitch, Cl. A	22,560	1,133,640
Amazon.com	27,700 a	4,858,580
Autoliv	21,850	1,604,227
Carnival	34,030	1,405,779
Dick's Sporting Goods	34,580 a	1,182,982
DIRECTV, Cl. A	49,920 a	2,073,178
General Motors	25,210 b	862,182
Guess?	24,510	1,158,098
Las Vegas Sands	25,010 a	1,252,501
Limited Brands	51,890	1,747,136
Macy's	68,980	1,771,406
Netflix	10,960 a	2,256,664
Newell Rubbermaid	72,980	1,223,875
News, Cl. A	73,870	1,007,587
Nordstrom	44,080	1,886,624
Omnicom Group	39,820	1,809,421
Staples	81,090	1,784,791
Target	51,220	2,916,467
		31,935,138
Consumer Staples--9.6%
Clorox	23,530	1,454,389
Costco Wholesale	17,200	1,162,892
Dr. Pepper Snapple Group	27,030	990,109
Energizer Holdings	19,680 a	1,385,275
Estee Lauder, Cl. A	15,880	1,189,730
PepsiCo	48,840	3,156,529
Philip Morris International	74,270	4,225,220
Procter & Gamble	30,480	1,861,414
Whole Foods Market	43,330 a	2,046,043
		17,471,601

Energy--10.8%
Cameron International	33,210 a	1,597,733
Exxon Mobil	137,340	9,553,370
Halliburton	40,010	1,513,978
Newfield Exploration	17,300 a	1,156,159
Occidental Petroleum	19,550	1,723,724
Schlumberger	54,100	4,184,094
		19,729,058
Financial--3.2%
Aflac	24,820	1,278,230
American Express	46,210	1,997,196
Franklin Resources	15,010	1,712,491
Morgan Stanley	35,270	862,704
		5,850,621
Health Care--10.0%
Alexion Pharmaceuticals	16,830 a	1,286,653
Allergan	20,980	1,390,345
AmerisourceBergen	43,430	1,339,815
Celgene	25,800 a	1,532,004
Cerner	14,530 a	1,276,606
Covidien	31,270	1,315,529
Express Scripts	43,840 a	2,283,626
Hospira	20,760 a	1,167,958
Human Genome Sciences	31,030 a,b	761,166
Merck & Co.	21,750	749,723
Pfizer	84,060	1,369,337
Sanofi-Aventis, ADR	25,270	771,240
St. Jude Medical	37,570 a	1,453,583
Warner Chilcott, Cl. A	43,460	826,174
Zimmer Holdings	14,670 a	722,644
		18,246,403
Industrial--11.4%
Caterpillar	57,520	4,866,192
Cooper Industries	43,680	2,380,560
Cummins	25,370	2,463,934
Dover	35,610	1,951,784
General Electric	151,950	2,405,369

Ingersoll-Rand	75,350	3,089,350
United Technologies	48,920	3,682,208
		20,839,397
Information Technology--30.5%
Agilent Technologies	35,590 a	1,246,362
Akamai Technologies	35,450 a	1,850,135
Amphenol, Cl. A	36,970	1,849,609
Apple	33,750 a	10,501,312
BMC Software	42,130 a	1,870,572
Cree	32,250 a	2,102,055
F5 Networks	13,960 a	1,841,045
Google, Cl. A	10,800 a	6,001,668
Informatica	28,870 a	1,191,754
International Business Machines	40,240	5,692,350
NetApp	37,990 a	1,934,831
Oracle	179,470	4,852,869
Paychex	48,610	1,387,329
QUALCOMM	92,370	4,317,374
Salesforce.com	10,950 a	1,524,459
Teradata	49,980 a	2,053,678
Trimble Navigation	49,920 a	1,859,021
Visa, Cl. A	25,150	1,857,328
VMware, Cl. A	20,110 a	1,639,367
		55,573,118
Materials--4.7%
Air Products & Chemicals	26,240	2,262,413
Crown Holdings	41,080 a	1,274,712
Freeport-McMoRan Copper & Gold	30,110	3,050,745
Mosaic	29,250	1,978,178
		8,566,048
Total Common Stocks
(cost $137,350,561)		178,211,384

Other Investment--2.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund

(cost $4,323,000)	4,323,000 [c]	4,323,000

Investment of Cash Collateral for
Securities Loaned--.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $1,427,617)	1,427,617 [c]	1,427,617

Total Investments (cost $143,101,178)	100.9%	183,962,001
Liabilities, Less Cash and Receivables	(.9%)	(1,650,953)
Net Assets	100.0%	182,311,048

ADR - American Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At November 30, 2010, the market value of the fund's securities on loan was $1,401,184 and the market value of the collateral held by the fund was $1,427,617.
c	Investment in affiliated money market mutual fund.

At November 30, 2010, the aggregate cost of investment securities for income tax purposes was $143,101,178.

Net unrealized appreciation on investments was $40,860,823 of which $41,815,333 related to appreciated investment securities and $954,510 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on the exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized

Dreyfus Research Growth Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 24, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	January 24, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)